Related Party Transactions (Details) - USD ($)		1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 15, 2020	Mar. 29, 2022	Mar. 29, 2022	Dec. 23, 2020	Dec. 17, 2020	Aug. 25, 2020	Jul. 23, 2020	Sep. 19, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate price							$ 16,250
Founder shares holding (in Shares)					2,728,875
Shares subject to forfeiture (in Shares)									562,500	562,500
Issued and outstanding percentage									20.00%	20.00%
Business combination, description									The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Office space expenses				$ 10,000
Services fees									$ 30,000	$ 120,000
Due to related party										0
Notes converted amount									$ 500,000	$ 500,000
Price per warrant (in Dollars per share)									$ 1	$ 1
Business combination, description										In order to extend the time available for the Company to consummate a Business Combination, the Initial Stockholders or their affiliates or designees must deposit into the Trust Account $1,725,000 (due to the exercise in full of the underwriters’ over-allotment option), or $0.10 per Public Share, on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan.
Related parties advanced										$ 2,520,000
Owed to related parties											$ 120,005
Due to related party									$ 155,000	$ 120,000
Issued unsecured promissory notes		$ 375,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes		575,000
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes		1,150,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)	22,500					256,375	3,250,000	5,000,000	4,312,500	4,312,500
Aggregate price							$ 16,250	$ 25,000
Outstanding shares (in Shares)						1,493,625
Aggregate of founder shares (in Shares)							3,250,000
Shares transferred for nominal consideration (in Shares)						431,125
Founder shares holding (in Shares)	22,500
Purchased of founder shares (in Shares)							3,250,000	5,000,000
Related Party Extension Loans [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes			$ 1,150,000
Related Party Extension Loans [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes			$ 575,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)					67,500
Chardan Investments [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares transferred for nominal consideration (in Shares)						256,375
Ventoux Acquisition Holdings LLC [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes		250,000
Borrowed total									$ 133,333
Chardan International Investments, LLC [Member]
Related Party Transactions (Details) [Line Items]
Issued unsecured promissory notes		$ 125,000
Borrowed total									$ 66,667